Capital Structure (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended		12 Months Ended
		Apr. 29, 2026	Jan. 09, 2026	Jun. 30, 2026		Dec. 31, 2025		Jun. 16, 2026	Apr. 17, 2025	Oct. 31, 2024
Capital Structure [Line Items]
Authorized share capital, value (in Dollars)		$ 1,000,000		$ 10,000,000				$ 20,000,000	$ 4,000,000,000	$ 10,000,000
Authorized share capital		10,000,000,000		10,000,000,000				10,000,000,000	10,000,000,000
Par value (in Dollars per share)				$ 0.001
Authorized share capital, ordinary shares
Authorized unissued
Shares issued per price (in Dollars per share)						$ 8			$ 0.4
Consideration (in Dollars)						$ 1,000
Cash payable				$ 22,000
Reducetion per share		$ 0.4
Nova Lumina Limited [Member]
Capital Structure [Line Items]
Equity interests			100.00%
Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Par value (in Dollars per share)		$ 0.0001
Authorized share capital, ordinary shares		8,000,000,000		8,000,000,000	[1]	8,000,000,000	[1]	8,000,000,000	8,000,000,000	8,000,000,000
Ordinary shares, par value per share (in Dollars per share)		$ 0.0001		$ 0.002	[1]	$ 0.4	[1]	$ 0.002	$ 0.001	$ 0.001
Shares issued per price (in Dollars per share)		$ 0.0001				$ 63.12
Ordinary shares issued	[1]			5,925,748		671,764
Ordinary shares, outstanding	[1]			5,925,748		671,764
Shares issued		20	5,128,942
Repurchased shares						1,000,000
Class A Ordinary Shares [Member] | YS Management Company Limited [Member]
Capital Structure [Line Items]
Shares issued			302,610
Aggregate of shares repurchased			4,826,333
Class B Ordinary Shares [Member]
Capital Structure [Line Items]
Authorized share capital, ordinary shares		2,000,000,000		2,000,000,000	[1]	2,000,000,000	[1]	2,000,000,000	2,000,000,000	2,000,000,000
Ordinary shares, par value per share (in Dollars per share)		$ 0.002		$ 0.002	[1]	$ 0.4	[1]	$ 0.002		$ 0.001
Shares issued per price (in Dollars per share)		$ 0.0001				$ 8			$ 0.4
Ordinary shares issued	[1]			250,000		375,000
Ordinary shares, outstanding	[1]			250,000		375,000
Issuance shares						125,000
Shares issued		20
Class B Ordinary Shares [Member] | Expansion Group Ltd [Member]
Capital Structure [Line Items]
Shares issued						250,000
Total consideration (in Dollars)						$ 2,000
Class B Ordinary Shares [Member] | MAASE Inc. [Member]
Capital Structure [Line Items]
Issuance shares						63,750
Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, par value per share (in Dollars per share)		$ 0.002
Private Placement [Member] | Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Shares issued						500,000
Total consideration (in Dollars)						$ 31,560
Infinew Limited [Member] | Class B Ordinary Shares [Member]
Capital Structure [Line Items]
Issuance shares						61,250

[1]	The number of shares as of December 31, 2025 is retrospectively restated for the 1-for-20 reverse share split effected on June 16, 2026.